Investment Risks	Aug. 31, 2024
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Large-cap stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Large-cap stock risk: The fund invests in large capitalization stocks and may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Market sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Dividend-paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Dividend-paying stock risk: There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The fund's focus on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future.
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Market sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Strategy allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Strategy allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon International Fund | BNY Mellon International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon International Fund | BNY Mellon International Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon International Fund | BNY Mellon International Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon International Fund | BNY Mellon International Fund | Large-cap stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
BNY Mellon International Fund | BNY Mellon International Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon International Fund | BNY Mellon International Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon International Fund | BNY Mellon International Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon International Fund | BNY Mellon International Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon International Fund | BNY Mellon International Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
BNY Mellon International Fund | BNY Mellon International Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon International Fund | BNY Mellon International Fund | Foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Large-cap stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Country, company, industry and market sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Country, company, industry and market sector risk: The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● China risk: Investments in China are subject to the risks associated with greater governmental control over the economy, political and legal uncertainties and currency fluctuations or blockage. In particular, the Chinese Communist Party exercises significant control over economic growth in China through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Attempts by the government of the People's Republic of China to exert greater control over Hong Kong's economic, political and legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, which in turn could negatively affect markets and business performance of issuers located in Hong Kong. The Chinese economy and markets may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, the imposition of tariffs or other trade barriers by the U.S. or other foreign governments on exports from China may have an adverse impact on Chinese issuers and China's economy as a whole. Additionally, U.S. executive orders current prohibit U.S. persons, including the fund, from transacting in securities of any Chinese company identified as a "Communist Chinese military company" or determined to be involved with China's "surveillance technology sector," including transactions in instruments that are derivative of, or are designed to provide investment exposure to, prohibited securities of such companies. It is unclear how long the executive orders will continue in effect, but to the extent that they do and further companies are designated, there may be a material adverse impact on the value of those securities.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | India risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● India risk: Investments in Indian issuers involve risks that are specific to India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan and China, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the fund's investments in India.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | South Korea risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● South Korea risk: Investments in South Korean issuers may subject the fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea's neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Taiwan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Taiwan risk: Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan's neighbors may have an adverse effect on Taiwan's economy. Specifically, Taiwan's geographic proximity and history of political contention with mainland China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Information technology sector risk: The information technology sector has been among the most volatile sectors of the stock market. To the extent the fund's investments are significantly exposed to companies in the information technology sector, the fund's performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Financials sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Financials sector risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Consumer staples sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Consumer staples sector risk: The consumer staples sector can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Fixed-income market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Mortgage-related securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Mortgage-related securities risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Fixed-income market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Market sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Fixed-income market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Fixed-income market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Mortgage-related securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Mortgage-related securities risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Repurchase agreement counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Repurchase agreement counterparty risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Short-term trading risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Short-term trading risk: At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | State-specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● State-specific risk: The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | State-specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● State-specific risk: The fund is subject to the risk that Massachusetts' economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | State-specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● State-specific risk: The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification. The effects of this risk may be particularly heightened during economic and social disruptions associated with combating the outbreak of COVID-19 in New York state and New York city.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | High yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Forward commitments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Forward commitments risk: Debt securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (i.e., appreciating when interest rates decline and depreciating when interest rates rise). When purchasing a security on a forward commitment basis, the fund would assume the risks of ownership of the security, including the risk of price fluctuations, and takes such fluctuations into account when determining its net asset value. The sale of securities on a forward commitment or delayed-delivery basis involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Large-cap stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Strategy allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Foreign investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. No active trading market may exist for some of the floating rate loans in which the fund invests and certain loans may be subject to restrictions on resale. Because some floating rate loans that the fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the fund than for mutual funds that invest primarily in other types of fixed-income instruments or equity securities.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Small and midsize company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Fixed-income market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | High yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Correlation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Correlation risk: Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk. Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Conflicts of interest risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Conflicts of interest risk: BNYM Investment Adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. BNYM Investment Adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as BNYM Investment Adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, BNYM Investment Adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to BNYM Investment Adviser or its affiliates. These situations are considered by the Trust's board when it reviews the asset allocations for the fund.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | ETF and other investment company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● ETF and other investment company risk: To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF's shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Risks of stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]	● Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Large-cap stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Large-cap stock risk: The fund invests in large capitalization stocks and may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Growth and value stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Market sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Dividend-paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Dividend-paying stock risk: There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The fund's focus on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.